Significant Transactions - Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 958	$ 553	$ 893
Investment securities	1,697	1,764
Net finance receivables:
Personal loans of consolidated VIEs	14,775	13,531
Real estate loans	128	144
Retail sales finance	6	11
Net finance receivables	14,909	13,686
Unearned insurance premium and claim reserves	(590)	(586)
Allowance for finance receivable losses (includes allowance of consolidated VIEs of $465 million in 2017 and $501 million in 2016)	(692)	(686)	(589)	$ (180)
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	13,627	12,414
Finance receivables held for sale	132	153
Notes receivable from parent and affiliates	391	285
Restricted cash and restricted cash equivalents	498	568	676
Goodwill	1,422	1,422	1,440
Other intangible assets	439	491
Other assets	481	690
Total assets	19,645	18,340	21,396
Liabilities and Shareholder’s Equity
Carrying Value	15,050	13,959
Note payable to parent and affiliates	0	0
Insurance claims and policyholder liabilities	737	757
Deferred and accrued taxes	46	11
Other liabilities (includes other liabilities of consolidated VIEs of $14 million in 2017 and $12 million in 2016)	410	340
Total liabilities	16,243	15,067
Commitments and contingent liabilities (Note 20)
Shareholder’s equity:
Common stock, par value $.50 per share; 25,000,000 shares authorized, 10,160,021 shares issued and outstanding at December 31, 2017 and 2016	5	5
Additional paid-in capital	1,909	1,906
Accumulated other comprehensive income (loss)	6	(6)
Retained earnings	1,482	1,368
Total shareholder’s equity	3,402	3,273
Total liabilities and shareholder’s equity	19,645	18,340
As Reported SFC
Assets
Cash and cash equivalents	244	240	321
Investment securities	536	582
Net finance receivables:
Personal loans of consolidated VIEs	5,308	4,804
Real estate loans	128	144
Retail sales finance	6	11
Net finance receivables	5,442	4,959
Unearned insurance premium and claim reserves	(108)	(212)
Allowance for finance receivable losses (includes allowance of consolidated VIEs of $465 million in 2017 and $501 million in 2016)	(240)	(204)
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	5,094	4,543
Finance receivables held for sale	132	153
Notes receivable from parent and affiliates	4,488	3,723
Restricted cash and restricted cash equivalents	169	227	295
Goodwill	0	0
Other intangible assets	15	15
Other assets	146	236
Total assets	10,824	9,719
Liabilities and Shareholder’s Equity
Carrying Value	7,865	6,837
Note payable to parent and affiliates	0	0
Insurance claims and policyholder liabilities	261	248
Deferred and accrued taxes	78	106
Other liabilities (includes other liabilities of consolidated VIEs of $14 million in 2017 and $12 million in 2016)	214	185
Total liabilities	8,418	7,376
Shareholder’s equity:
Common stock, par value $.50 per share; 25,000,000 shares authorized, 10,160,021 shares issued and outstanding at December 31, 2017 and 2016	5	5
Additional paid-in capital	799	799
Accumulated other comprehensive income (loss)	0	(7)
Retained earnings	1,602	1,546
Total shareholder’s equity	2,406	2,343
Total liabilities and shareholder’s equity	10,824	9,719
Independence
Assets
Cash and cash equivalents	714	313	572
Investment securities	1,172	1,188
Net finance receivables:
Personal loans of consolidated VIEs	9,467	8,727
Real estate loans	0	0
Retail sales finance	0	0
Net finance receivables	9,467	8,727
Unearned insurance premium and claim reserves	(482)	(374)
Allowance for finance receivable losses (includes allowance of consolidated VIEs of $465 million in 2017 and $501 million in 2016)	(452)	(482)
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	8,533	7,871
Finance receivables held for sale	0	0
Notes receivable from parent and affiliates	0	0
Restricted cash and restricted cash equivalents	329	341	381
Goodwill	1,422	1,422
Other intangible assets	424	476
Other assets	402	552
Total assets	12,996	12,163
Liabilities and Shareholder’s Equity
Carrying Value	7,195	7,127
Note payable to parent and affiliates	4,097	3,438
Insurance claims and policyholder liabilities	476	509
Deferred and accrued taxes	3	0
Other liabilities (includes other liabilities of consolidated VIEs of $14 million in 2017 and $12 million in 2016)	229	159
Total liabilities	12,000	11,233
Shareholder’s equity:
Common stock, par value $.50 per share; 25,000,000 shares authorized, 10,160,021 shares issued and outstanding at December 31, 2017 and 2016	0	0
Additional paid-in capital	1,110	1,107
Accumulated other comprehensive income (loss)	6	1
Retained earnings	(120)	(178)
Total shareholder’s equity	996	930
Total liabilities and shareholder’s equity	12,996	12,163
Adjustments
Assets
Cash and cash equivalents	0	0	0
Investment securities	(11)	(6)
Net finance receivables:
Personal loans of consolidated VIEs	0	0
Real estate loans	0	0
Retail sales finance	0	0
Net finance receivables	0	0
Unearned insurance premium and claim reserves	0	0
Allowance for finance receivable losses (includes allowance of consolidated VIEs of $465 million in 2017 and $501 million in 2016)	0	0
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	0	0
Finance receivables held for sale	0	0
Notes receivable from parent and affiliates	(4,097)	(3,438)
Restricted cash and restricted cash equivalents	0	0	$ 0
Goodwill	0	0
Other intangible assets	0	0
Other assets	(67)	(98)
Total assets	(4,175)	(3,542)
Liabilities and Shareholder’s Equity
Carrying Value	(10)	(5)
Note payable to parent and affiliates	(4,097)	(3,438)
Insurance claims and policyholder liabilities	0	0
Deferred and accrued taxes	(35)	(95)
Other liabilities (includes other liabilities of consolidated VIEs of $14 million in 2017 and $12 million in 2016)	(33)	(4)
Total liabilities	(4,175)	(3,542)
Shareholder’s equity:
Common stock, par value $.50 per share; 25,000,000 shares authorized, 10,160,021 shares issued and outstanding at December 31, 2017 and 2016	0	0
Additional paid-in capital	0	0
Accumulated other comprehensive income (loss)	0	0
Retained earnings	0	0
Total shareholder’s equity	0	0
Total liabilities and shareholder’s equity	$ (4,175)	$ (3,542)